Goodwill and Intangible Assets - Schedule of Mortgage Servicing Rights (MSRs) and Related Valuation Allowance (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Mortgage Servicing Rights:
Beginning of year	$ 1,562,000	$ 1,664,000
Additions	1,310,000	247,000
Amortized to expense	524,000	247,000
Change in valuation allowance	102,000	102,000
End of year	2,246,000	1,562,000
Valuation allowance:
Beginning of year	102,000
Additions expensed	162,000	102,000
Reductions credited to operations	(60,000)
End of year	$ 204,000	$ 102,000